SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2019
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of short-term and long-term debt

(in thousands of $)	June 30, 2019	December 31, 2018
Long-term debt:
NOK900 million senior unsecured floating rate bonds due 2019	—	77,722
5.75% senior unsecured convertible bonds due 2021	212,230	212,230
NOK500 million senior unsecured floating rate bonds due 2020	58,582	57,829
4.875% senior unsecured convertible bonds due 2023	148,300	151,700
NOK600 million senior unsecured floating rate bonds due 2023	70,298	69,395
NOK700 million senior unsecured floating rate bonds due 2024	82,014	—
Total Fixed Rate and Foreign Debt	571,424	568,876
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2025	913,207	891,471
Total debt principal	1,484,631	1,460,347
Less: Unamortized debt issuance costs	(21,939)	(23,267)
Less: Current portion of long-term debt	(188,029)	(267,149)
Total long-term debt	1,274,663	1,169,931

(in thousands of $)
		Fixed Rate and Foreign Debt	U.S. Dollar Floating Rate Debt	Total debt principal
Balance at	December 31, 2018	568,876	891,471	1,460,347
Drawdowns		79,862	137,476	217,338
Repayments and redemptions		(81,021)	(115,740)	(196,761)
Effects of foreign exchange		3,707	—	3,707
Balance at	June 30, 2019	571,424	913,207	1,484,631

Schedule of maturities of debt
The outstanding debt as of June 30, 2019 is repayable as follows:

(in thousands of $)
Year ending December 31,

2019 (remaining six months)	76,104
2020	198,565
2021	513,236
2022	255,185
2023	280,353
Thereafter	161,188
Total debt principal	1,484,631

Schedule of debt drawdowns